Finance result	12 Months Ended
Dec. 31, 2022
Finance result
Finance result

23    Finance result

	2022	2021	2020
Income from financial investments	100,364	43,845	2,263
Changes in fair value of financial investments (a)	2,063	13	17,111
Changes in fair value of financial derivatives (b)	121,171	1,699	16,147
Changes in accounts payable to selling shareholders (Note 17)	36,935	18,357	—
Foreign exchange gains	172,677	20,551	1,930
Interest income	8,212	4,656	4,721
Other	3,815	2,091	3,039
Finance income	445,237	91,212	45,211

Changes in fair value of financial derivatives (b)	(14,792)	(38,990)	(15,585)
Changes in accounts payable to selling shareholders (Note 17)	(37,503)	(106,177)	(20,330)
Foreign exchange loss	(127,388)	(22,323)	(1,742)
Bank fees	(9,239)	(8,647)	(4,937)
Interest in acquisition of investments (c)	(184,218)	(121,611)	(68,379)
Interest in lease liabilities (Note 13)	(4,422)	(4,795)	(3,036)
Interest on loans and financing (Note 15)	(247,834)	(57,245)	(19,862)
Other	(13,087)	(12,298)	(8,142)
Finance costs	(638,483)	(372,086)	(142,013)

Finance result	(193,246)	(280,874)	(96,802)
(a)	Refers to gains on financial investments measured at FVPL.
(b)	Amount related to changes in the fair value of the put and call options from business acquisitions and investments in associates and joint ventures, put option to convert senior notes and change in the fair value of swap derivatives. See Note 26 for further information.
(c)	Refer to interest expense on liabilities related to business combinations and investments in associates.